Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY-VERSUS-PERFORMANCE
Year	Summary Compensation Table Total for CEO ($)	Comp. Actually Paid to CEO ($)(1)	Average Summary Compensation Table Total for Non-CEO NEOs ($)(2)	Average Comp. Actually Paid to Non-CEO NEOs ($)	Value of Initial Fixed $100 Investment Based On: ($)		Net Income ($)	Adjusted EBITDA ($)(4)
					TSR	Peer Group TSR(3)
2023	$6,174,152	$2,883,064	$1,407,532	$898,636	109	127	$93,393,883	$249,616,571
2022	7,597,899	5,795,937	1,952,357	1,637,418	118	114	140,887,447	262,824,029
2021	7,062,124	13,897,655	1,751,450	3,072,403	159	128	118,744,869	241,869,230
2020	7,304,550	8,545,856	1,679,932	2,092,211	115	108	109,471,520	218,647,563
(1)	To calculate the compensation actually paid, the following amounts were deducted from and added to Summary Compensation Table (“SCT”) total compensation:
CEO SCT Total to Compensation “Actually Paid” Adjustments	2023	2022	2021	2020
Deduction for Change in Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the SCT	$(504,000)	$—	$—	$(1,366,000)
Addition of “Service Cost” for Pension Plans	332,000	417,000	430,000	375,000
Deduction for Amounts Reported under the “Stock Awards” Column of the SCT	(4,300,041)	(4,300,068)	(4,300,013)	(3,550,066)
Addition of Fair Value of Awards Granted During Year that Remain Unvested as of Year-End	4,668,576	4,273,112	4,350,008	3,572,829
Addition/Deduction of Change in Fair Value from Prior Year-End to Current Year-End of Awards Granted Prior to Year that were Outstanding and Unvested as of Year-End	(1,487,969)	(1,138,742)	6,583,712	2,209,543
Addition/Deduction of Change in Fair Value from Prior Year-End to Vesting Date of Awards Granted Prior to Year that Vested During Year	(2,098,387)	(1,113,555)	(258,785)	—
Addition of Dividends or Other Earnings Paid During Year Prior to Vesting Date	98,733	60,291	30,609	—
Total Adjustments	(3,291,088)	(1,801,962)	6,835,531	1,241,306
Non-CEO NEOs SCT Total to Compensation “Actually Paid” Adjustments	2023	2022	2021	2020
Deduction for Change in Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the SCT	$(84,500)	$—	$(13,750)	$(111,000)
Addition of “Service Cost” for Pension Plans	109,500	107,250	106,500	100,250
Deduction for Amounts Reported under the “Stock Awards” Column of the SCT	(722,520)	(761,281)	(717,543)	(691,311)
Addition of Fair Value of Awards Granted During Year that Remain Unvested as of Year-End	784,443	756,509	725,885	695,744
Non-CEO NEOs SCT Total to Compensation “Actually Paid” Adjustments	2023	2022	2021	2020
Addition/Deduction of Change in Fair Value from Prior Year-End to Current Year-End of Awards Granted Prior to Year that were Outstanding and Unvested as of Year-End	(232,473)	(217,159)	1,265,101	418,596
Addition/Deduction of Change in Fair Value from Prior Year-End to Vesting Date of Awards Granted Prior to Year that Vested During Year	(379,796)	(211,204)	(51,201)	—
Addition of Dividends or Other Earnings Paid During Year Prior to Vesting Date	16,450	10,946	5,961	—
Total Adjustments	(508,896)	(314,939)	1,320,953	412,279
(2)
The named executive officers for 2020-2022 set forth in this table are: Paul Manning, Chairman, President, and Chief Executive Officer; Stephen J. Rolfs, Senior Vice President and Chief Financial Officer; Michael C. Geraghty, President, Color Group; E. Craig Mitchell, Former President, Flavors & Extracts Group; and John J. Manning, Senior Vice President, General Counsel, and Secretary. Amy Schmidt Jones, Vice President, Human Resources and Senior Counsel, and Messrs. Paul Manning, Rolfs, Geraghty, and John J. Manning were the named executive officers for 2023.

(3)	This column assumes a $100 investment was made in Standard & Poor’s Midcap Specialty Chemicals Index on December 31, 2019, and all dividends were reinvested.
(4)	The following table summarizes the reconciliation between Operating Income (GAAP) and Adjusted EBITDA for the twelve months ended December 31, 2023, 2022, 2021, and 2020:
	2023	2022	2021	2020
Operating income (GAAP)	$155,023,226	$196,751,108	$170,027,977	$152,655,725
Depreciation and amortization	57,819,591	52,466,866	52,050,883	49,640,837
Depreciation and amortization, divested product lines	—	—	(145,952)	(193,337)
Share-based compensation expense	8,932,887	16,138,010	9,572,800	5,608,281
Divestiture & other related (income) costs, before tax	—	(2,531,955)	14,138,047	12,155,059
Results of operations of the divested product lines, before tax	—	—	(1,879,711)	(7,580,354)
Operational improvement plan costs (income), before tax	—	—	(1,894,814)	3,339,420
Portfolio optimization plan costs, before tax	27,840,867	—	—	—
COVID-19 employee payment, before tax	—	—	—	3,021,932
Adjusted EBITDA	$249,616,571	$262,824,029	$241,869,230	$218,647,563

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote
(2)
The named executive officers for 2020-2022 set forth in this table are: Paul Manning, Chairman, President, and Chief Executive Officer; Stephen J. Rolfs, Senior Vice President and Chief Financial Officer; Michael C. Geraghty, President, Color Group; E. Craig Mitchell, Former President, Flavors & Extracts Group; and John J. Manning, Senior Vice President, General Counsel, and Secretary. Amy Schmidt Jones, Vice President, Human Resources and Senior Counsel, and Messrs. Paul Manning, Rolfs, Geraghty, and John J. Manning were the named executive officers for 2023.

Peer Group Issuers, Footnote
(3)	This column assumes a $100 investment was made in Standard & Poor’s Midcap Specialty Chemicals Index on December 31, 2019, and all dividends were reinvested.

PEO Total Compensation Amount	$ 6,174,152	$ 7,597,899	$ 7,062,124	$ 7,304,550
PEO Actually Paid Compensation Amount	$ 2,883,064	5,795,937	13,897,655	8,545,856
Adjustment To PEO Compensation, Footnote
(1)	To calculate the compensation actually paid, the following amounts were deducted from and added to Summary Compensation Table (“SCT”) total compensation:
CEO SCT Total to Compensation “Actually Paid” Adjustments	2023	2022	2021	2020
Deduction for Change in Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the SCT	$(504,000)	$—	$—	$(1,366,000)
Addition of “Service Cost” for Pension Plans	332,000	417,000	430,000	375,000
Deduction for Amounts Reported under the “Stock Awards” Column of the SCT	(4,300,041)	(4,300,068)	(4,300,013)	(3,550,066)
Addition of Fair Value of Awards Granted During Year that Remain Unvested as of Year-End	4,668,576	4,273,112	4,350,008	3,572,829
Addition/Deduction of Change in Fair Value from Prior Year-End to Current Year-End of Awards Granted Prior to Year that were Outstanding and Unvested as of Year-End	(1,487,969)	(1,138,742)	6,583,712	2,209,543
Addition/Deduction of Change in Fair Value from Prior Year-End to Vesting Date of Awards Granted Prior to Year that Vested During Year	(2,098,387)	(1,113,555)	(258,785)	—
Addition of Dividends or Other Earnings Paid During Year Prior to Vesting Date	98,733	60,291	30,609	—
Total Adjustments	(3,291,088)	(1,801,962)	6,835,531	1,241,306

Non-PEO NEO Average Total Compensation Amount	$ 1,407,532	1,952,357	1,751,450	1,679,932
Non-PEO NEO Average Compensation Actually Paid Amount	$ 898,636	1,637,418	3,072,403	2,092,211
Adjustment to Non-PEO NEO Compensation Footnote
(1)	To calculate the compensation actually paid, the following amounts were deducted from and added to Summary Compensation Table (“SCT”) total compensation:
Non-CEO NEOs SCT Total to Compensation “Actually Paid” Adjustments	2023	2022	2021	2020
Deduction for Change in Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the SCT	$(84,500)	$—	$(13,750)	$(111,000)
Addition of “Service Cost” for Pension Plans	109,500	107,250	106,500	100,250
Deduction for Amounts Reported under the “Stock Awards” Column of the SCT	(722,520)	(761,281)	(717,543)	(691,311)
Addition of Fair Value of Awards Granted During Year that Remain Unvested as of Year-End	784,443	756,509	725,885	695,744
Non-CEO NEOs SCT Total to Compensation “Actually Paid” Adjustments	2023	2022	2021	2020
Addition/Deduction of Change in Fair Value from Prior Year-End to Current Year-End of Awards Granted Prior to Year that were Outstanding and Unvested as of Year-End	(232,473)	(217,159)	1,265,101	418,596
Addition/Deduction of Change in Fair Value from Prior Year-End to Vesting Date of Awards Granted Prior to Year that Vested During Year	(379,796)	(211,204)	(51,201)	—
Addition of Dividends or Other Earnings Paid During Year Prior to Vesting Date	16,450	10,946	5,961	—
Total Adjustments	(508,896)	(314,939)	1,320,953	412,279

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Total Shareholder Return
As shown in the chart below, the compensation actually paid to the CEO and other NEOs is generally aligned with the Company’s total shareholder return. This alignment is due primarily to the use of equity incentives in our compensation program, which have a value tied to the Company’s stock price. Although the Company does not use total shareholder return as a metric when determining compensation for its executives, as the Company’s stock price increases, the value of equity awards generally increases.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Net Income
The Company does not use net income as a metric when determining compensation for its executives and, therefore, we do not believe there is an alignment between compensation actually paid and the Company’s net income.

Compensation Actually Paid vs. Company Selected Measure
Compensation Actually Paid vs. Adjusted EBITDA
We identified Adjusted EBITDA as our company-selected measure that represents, in our view, the most important financial performance measure used to link compensation actually paid in 2023 to our performance. Adjusted EBITDA is included in our annual incentive plan (70% weight for Corporate awards in 2023) and our performance-based awards of our long-term equity incentive plan (70% weight for awards in 2023). The compensation actually paid to our CEO and other NEOs was higher in 2021 than other years due primarily to the large increase in the fair value of outstanding stock awards in 2021, as shown in footnote 1 above. The number of stock awards that can be received by an executive is set at the grant date, so the change in fair value for unvested awards indicates only that previously issued grants have increased in value. The value of any awards can fluctuate significantly until they are vested. As Adjusted EBITDA is heavily integrated into both our annual incentive plan and our performance-based awards, it has the potential to significantly influence the amount of compensation actually paid to an executive in a given year.

Total Shareholder Return Vs Peer Group
Company Total Shareholder Return vs. Peer Group Total Shareholder Return
As shown in the chart below, the Company’s total shareholder return has generally tracked the Standard & Poor’s Midcap Specialty Chemicals Index, except in 2021, which is the year that compensation actually paid to our executive officers was the highest, primarily as a result of the use of equity incentives in our compensation program. As a global manufacturer and marketer of colors, flavors, and other specialty ingredients, we believe that there are very few publicly-traded companies located in the United States that would be considered our peers. However, we have historically used the Standard & Poor’s Midcap Specialty Chemicals Index as a peer group because it aligns with our Global Industry Classification Standard code.

Tabular List, Table
Most Important Measures for Compensation Actually Paid in Fiscal Year 2023
The four items listed below represent the most important metrics that we used to determine compensation actually paid in 2023, as further described in “Annual Incentive Plan Awards” and “Equity Awards” above.
•	Adjusted EBITDA (company-selected measure)
•	Adjusted return on invested capital
•	Local currency revenue
•	Adjusted operating profit

Total Shareholder Return Amount	$ 109	118	159	115
Peer Group Total Shareholder Return Amount	127	114	128	108
Net Income (Loss)	$ 93,393,883	$ 140,887,447	$ 118,744,869	$ 109,471,520
Company Selected Measure Amount	249,616,571	262,824,029	241,869,230	218,647,563
PEO Name	Paul Manning	Paul Manning	Paul Manning	Paul Manning
Operating Income (Loss)	$ 155,023,226	$ 196,751,108	$ 170,027,977	$ 152,655,725
Depreciation, Depletion and Amortization	57,819,591	52,466,866	52,050,883	49,640,837
Depreciation and amortization, divested product lines	0	0	(145,952)	(193,337)
Share-Based Payment Arrangement, Noncash Expense	8,932,887	16,138,010	9,572,800	5,608,281
Divestiture & other related (income) costs, before tax	0	(2,531,955)	14,138,047	12,155,059
Disposal Group, Including Discontinued Operation, Operating Income (Loss)	0	0	(1,879,711)	(7,580,354)
Restructuring Costs	0	0	(1,894,814)	3,339,420
Portfolio optimization plan costs, before tax	27,840,867	0	0	0
COVID-19 employee payment, before tax	0	0	0	3,021,932
Adjusted EBITDA	$ 249,616,571	262,824,029	241,869,230	218,647,563
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA (company-selected measure)
Non-GAAP Measure Description
(4)	The following table summarizes the reconciliation between Operating Income (GAAP) and Adjusted EBITDA for the twelve months ended December 31, 2023, 2022, 2021, and 2020:
	2023	2022	2021	2020
Operating income (GAAP)	$155,023,226	$196,751,108	$170,027,977	$152,655,725
Depreciation and amortization	57,819,591	52,466,866	52,050,883	49,640,837
Depreciation and amortization, divested product lines	—	—	(145,952)	(193,337)
Share-based compensation expense	8,932,887	16,138,010	9,572,800	5,608,281
Divestiture & other related (income) costs, before tax	—	(2,531,955)	14,138,047	12,155,059
Results of operations of the divested product lines, before tax	—	—	(1,879,711)	(7,580,354)
Operational improvement plan costs (income), before tax	—	—	(1,894,814)	3,339,420
Portfolio optimization plan costs, before tax	27,840,867	—	—	—
COVID-19 employee payment, before tax	—	—	—	3,021,932
Adjusted EBITDA	$249,616,571	$262,824,029	$241,869,230	$218,647,563

Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted return on invested capital
Measure:: 3
Pay vs Performance Disclosure
Name	Local currency revenue
Measure:: 4
Pay vs Performance Disclosure
Name	Adjusted operating profit
PEO | Total Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (3,291,088)	(1,801,962)	6,835,531	1,241,306
PEO | Change in Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(504,000)	0	0	(1,366,000)
PEO | "Service Cost" for Pension Plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	332,000	417,000	430,000	375,000
PEO | Amounts Reported under the “Stock Awards” Column of the SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,300,041)	(4,300,068)	(4,300,013)	(3,550,066)
PEO | Fair Value of Awards Granted During Year that Remain Unvested as of Year-End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,668,576	4,273,112	4,350,008	3,572,829
PEO | Change in Fair Value from Prior Year-End to Current Year-End of Awards Granted Prior to Year that were Outstanding and Unvested as of Year-End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,487,969)	(1,138,742)	6,583,712	2,209,543
PEO | Change in Fair Value from Prior Year-End to Vesting Date of Awards Granted Prior to Year that Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,098,387)	(1,113,555)	(258,785)	0
PEO | Dividends or Other Earnings Paid During Year Prior to Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	98,733	60,291	30,609	0
Non-PEO NEO | Total Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(508,896)	(314,939)	1,320,953	412,279
Non-PEO NEO | Change in Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(84,500)	0	(13,750)	(111,000)
Non-PEO NEO | "Service Cost" for Pension Plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	109,500	107,250	106,500	100,250
Non-PEO NEO | Amounts Reported under the “Stock Awards” Column of the SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(722,520)	(761,281)	(717,543)	(691,311)
Non-PEO NEO | Fair Value of Awards Granted During Year that Remain Unvested as of Year-End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	784,443	756,509	725,885	695,744
Non-PEO NEO | Change in Fair Value from Prior Year-End to Current Year-End of Awards Granted Prior to Year that were Outstanding and Unvested as of Year-End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(232,473)	(217,159)	1,265,101	418,596
Non-PEO NEO | Change in Fair Value from Prior Year-End to Vesting Date of Awards Granted Prior to Year that Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(379,796)	(211,204)	(51,201)	0
Non-PEO NEO | Dividends or Other Earnings Paid During Year Prior to Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 16,450	$ 10,946	$ 5,961	$ 0